Note 11 - Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Note 11 - Deposits (Details) [Line Items]
Time Deposits, $250,000 or More	$ 183.0	$ 166.9
Available-for-sale Securities Pledged as Collateral	28.0	19.4
Federal Home Loan Bank [Member]
Note 11 - Deposits (Details) [Line Items]
Loans Pledged as Collateral	$ 1.0	$ 1.0